Segments information (Details Narrative) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Revenue from External Customer [Line Items]
Total Assets	$ 2,122,451	$ 1,697,810
Property Management Services [Member]
Revenue from External Customer [Line Items]
Total Assets	1,410,655	1,144,445
Holistic Wellness Consumer Products and Services [Member]
Revenue from External Customer [Line Items]
Total Assets	474,329	522,499
Others [Member]
Revenue from External Customer [Line Items]
Total Assets	$ 71,796	$ 442,694